Consolidated Statements of Comprehensive Income Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income/ (loss)
Net income/(loss)	$ 58,020	$ (198,028)	$ (288,593)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior unsecured notes	0	0	2,059
Reclassification of gain associated with senior unsecured notes to Consolidated Statement of Operations, net	0	0	(709)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	22,904
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	550	550	549
Actuarial gains/(losses)	(1,518)	3,335	(637)
Other comprehensive income/(loss)	(968)	3,885	24,166
Comprehensive income/(loss)	57,052	(194,143)	(264,427)
Less: comprehensive (income)/loss attributable to non-controlling interests	(105,137)	(26,532)	34,215
Comprehensive loss attributable to Dryships Inc.	$ (48,085)	$ (220,675)	$ (230,212)